Equity - Summary of Reconciliation Between the Value of Outstanding Shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016		€ 1,300
Ending balance	€ 11,587
Ordinary Shares issued [member]
Disclosure of classes of share capital [line items]
Beginning balance	8,362	7,425	€ 7,409
Change in share capital as a result of plans destined for employees		937	16
Ending balance	8,362	8,362	7,425
Ordinary Shares issued [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	0
Less: Treasury Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(90)	(90)	(89)
Change in share capital as a result of plans destined for employees			(1)
Ending balance	(90)	(90)	(90)
Less: Treasury Shares [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	0
Ordinary Shares Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	8,272	7,335	7,320
Change in share capital as a result of plans destined for employees		937	15
Ending balance	8,272	8,272	7,335
Ordinary Shares Outstanding [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	0
Savings Shares Issued and Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	3,315	3,315	3,314
Change in share capital as a result of plans destined for employees			1
Ending balance	3,315	3,315	3,315
Savings Shares Issued and Outstanding [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	0
Share capital [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016		937
Share capital [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Beginning balance	11,677	10,740	10,723
Change in share capital as a result of plans destined for employees		937	17
Ending balance	11,677	11,677	10,740
Share capital [member] | TIM S.p.A [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	0
Share capital outstanding [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Beginning balance	11,587	10,650	10,634
Change in share capital as a result of plans destined for employees		937	16
Ending balance	11,587	€ 11,587	€ 10,650
Share capital outstanding [member] | TIM S.p.A [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	€ 0